Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Purchased parts & materials	$ 37,055	$ 50,770
Work-in-progress	1,250	2,801
Finished goods	15,221	13,959
Inventory Net	$ 53,526	$ 67,530